VARIABLE INTEREST ENTITY (VIEs) (Tables)	12 Months Ended
Dec. 31, 2015
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of Sale Leaseback Transactions
The following table gives a summary of the sale and leaseback arrangement, including repurchase options and obligation as of December 31, 2015:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Month of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Eskimo	November 2015	285.0	225.8	November 2018	128.3	November 2025

Summary of the bareboat charter rates per day based on Base LIBOR Interest Rate for the next five years
A summary of our payment obligations under the bareboat charter with Eskimo SPV as of December 31, 2015 is shown below:

(in $ thousands)	2016	2017	2018	2019	2020	After 2020
Golar Eskimo	12,825	12,825	12,825	12,825	12,825	61,982

Schedule of Variable Interest Entities
The impact of Eskimo SPV’s assets and liabilities that most significantly impact our consolidated balance sheet is as follows:

(in $ thousands)	Golar Eskimo
Assets
Restricted cash (refer to note 18)	4,031

Liabilities
Long-term debt (refer to note 22)	254,070

Balance Sheet of Variable Interest Entity
The following table summarizes the balance sheets of PTGI as of December 31, 2015 and 2014:

(in thousands of $)	2015	2014
ASSETS
Cash	14,783	17,181
Restricted cash	10,281	10,152
Vessels and equipment, net*	311,751	333,152
Other assets	17,043	13,545
Total assets	353,858	374,030

LIABILITIES AND EQUITY
Accrued liabilities	9,247	6,307
Current portion of long-term debt	14,300	14,300
Amounts due to related parties	172,979	188,323
Long-term debt	97,800	112,100
Other liabilities	158	8,693
Total liabilities	294,484	329,723
Total equity	59,374	44,307
Total liabilities and equity	353,858	374,030

*PTGI recorded the NR Satu at the acquisition price when it purchased the vessel from a Golar related party entity. However, as of the date of the acquisition of the subsidiaries which own and operate the NR Satu, the acquisition was deemed to be a reorganization of entities under common control, and accordingly, we recorded the NR Satu at historical book values.